Loans and Related Allowance for Loan and Lease Losses - Major Classifications of Net Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable Gross	$ 586,329		$ 533,710			$ 470,584
Less: Allowance for loan and lease losses	6,334	$ 6,366	6,385	$ 6,320	$ 6,346	6,846	$ 7,046	$ 7,779
Net loans	579,995		527,325			463,738
Commercial And Industrial [Member]
Financing Receivable Gross	59,376		42,536			34,928
Less: Allowance for loan and lease losses	513	484	867	578	610	642	614	1,732
Real Estate Construction Porfolio Segment [Member]
Financing Receivable Gross	17,633		22,137			30,296
Less: Allowance for loan and lease losses	138	159	276	334	363	868	576	1,123
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable Gross	258,952		232,478			210,096
Less: Allowance for loan and lease losses	2,761	2,788	3,139	3,426	3,347	3,703	3,664	2,872
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable Gross	245,636		231,701			190,685
Less: Allowance for loan and lease losses	2,895	2,909	2,078	1,939	1,978	1,576	2,170	1,991
Consumer Portfolio Segment [Member]
Financing Receivable Gross	4,732		4,858			4,579
Less: Allowance for loan and lease losses	$ 27	$ 26	$ 25	$ 43	$ 48	$ 57	$ 22	$ 61